COVER LETTER

May 26, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund

(1933 Act File No. 2-39334; 1940 Act File No. 811-02224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(2) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 76 to the Trust’s Registration Statement under the Securities Act and Amendment No. 61 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed in connection with the initial registration under the Securities Act of the MML Fundamental Value Fund and the MML PIMCO Total Return Fund, two new series of the Trust, and, accordingly, its anticipated effective date is August 9, 2010.

The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please address any comments or questions to the undersigned at (413) 744-7218. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg

Vice President, Secretary and Chief Legal Officer, MML Series Investment Fund

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company